INFORMATION ABOUT SEGMENTS, REVENUES & GEOGRAPHIC AREAS - Segment’s Profits and Losses (Details) RUB in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2016 USD ($) city	Dec. 31, 2016 RUB city	Dec. 31, 2015 RUB	Dec. 31, 2014 RUB
INFORMATION ABOUT SEGMENTS, REVENUES & GEOGRAPHIC AREAS
Amortization of intangible assets	$ 32.2	RUB 1,952	RUB 1,594	RUB 1,004
Compensation expense related to contingent consideration excluded from adjusted operating income	$ 4.1	RUB 245	291	35
Number of cities Taxi operates in	46	46
Revenues from external customers	$ 1,251.7	RUB 75,925	59,792	50,767
Depreciation and amortization	(158.4)	(9,607)	(7,791)	(4,484)
Adjusted operating income/loss	211.8	12,847	9,593	15,323
Acquisition-related intangible assets
INFORMATION ABOUT SEGMENTS, REVENUES & GEOGRAPHIC AREAS
Amortization of intangible assets	8.0	488	502	242
Russian Search And Portal
INFORMATION ABOUT SEGMENTS, REVENUES & GEOGRAPHIC AREAS
Revenues from external customers	1,100.6	66,760	54,073	46,675
Depreciation and amortization	(146.1)	(8,858)	(6,894)	(4,090)
Adjusted operating income/loss	330.0	20,020	15,199	16,485
Russian E-commerce
INFORMATION ABOUT SEGMENTS, REVENUES & GEOGRAPHIC AREAS
Revenues from external customers	77.8	4,718	3,400	2,889
Depreciation and amortization	(1.2)	(72)	(115)	(38)
Adjusted operating income/loss	22.5	1,363	1,624	1,836
Classifieds
INFORMATION ABOUT SEGMENTS, REVENUES & GEOGRAPHIC AREAS
Revenues from external customers	21.5	1,304	894	539
Depreciation and amortization	(0.3)	(20)	(16)	(16)
Adjusted operating income/loss	(1.2)	(74)	130	262
Taxi
INFORMATION ABOUT SEGMENTS, REVENUES & GEOGRAPHIC AREAS
Revenues from external customers	38.1	2,313	984	327
Depreciation and amortization	(0.6)	(39)	(27)	(1)
Adjusted operating income/loss	(35.0)	(2,125)	136	217
Experiments
INFORMATION ABOUT SEGMENTS, REVENUES & GEOGRAPHIC AREAS
Revenues from external customers	13.7	830	441	337
Depreciation and amortization	(10.2)	(618)	(739)	(339)
Adjusted operating income/loss	(36.0)	(2,182)	(3,409)	(1,990)
Operating Segments
INFORMATION ABOUT SEGMENTS, REVENUES & GEOGRAPHIC AREAS
Adjusted operating income/loss	280.3	17,002	13,680	16,810
Intersegment Eliminations
INFORMATION ABOUT SEGMENTS, REVENUES & GEOGRAPHIC AREAS
Intersegment revenues	(41.1)	(2,496)	(1,832)	(1,245)
Intersegment Eliminations | Russian Search And Portal
INFORMATION ABOUT SEGMENTS, REVENUES & GEOGRAPHIC AREAS
Intersegment revenues	$ 41.1	RUB 2,496	RUB 1,832	RUB 1,245